Subsequent events - Additional Information (Detail) - Major ordinary share transactions [member] - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Purchase of ordinary shares	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000
Interse transfer of shares					5,245,648
Interse transfer of shares value					$ 20,000,000
Interse transfer of shares to be deposited in the trust accoun					678,081
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of coverage ratio				200.00%